Net Loss Per Share of Common Stock (Details Narrative) (10-K) - shares	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2018	Dec. 31, 2016
Earnings Per Share [Abstract]
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Reverse stock split	one-for-seven